OMB Number: 3235-0675

Expires: March 31, 2014

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Citigroup Mortgage Loan Trust Inc.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

   X    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

April 1, 2012 to June 30, 2012

Date of Report (Date of filing): August 14, 2012

Commission File Number of securitizer: 025-00656

Central Index Key Number of securitizer: 0001257102

Susan Mills, Citigroup Mortgage Loan Trust Inc., (212) 723-6376

Matthew Lyons, SNR Denton US LLP, (212) 768-6867

Name and telephone number, including area code, of the persons to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) is attached as an Exhibit to this Form ABS-15G. Please see Exhibit 99.1 for the related information.

Exhibits

99.1	Table for Form ABS-15G (Repurchase reporting)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Citigroup Mortgage Loan Trust Inc.

Date: August 14, 2012	/s/ Susan Mills
	Name:	Susan Mills
	Title:	Vice President
(senior officer in charge of securitization of the securitizer)

EXHIBIT INDEX

Exhibit	Number

99.1	Table for Form ABS-15G (Repurchase reporting)